INVENTORY (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule of inventory

	December 31,
	2023	2024
	US$’000	US$’000
Finished goods	553	319
Impairment loss for damaged finished goods	(16)	–
	537	319